Related Party Disclosures - Schedule of Related Party Disclosures (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Cutanea Life Sciences, Inc [Member]
Statement Line Items [Line Items]
Purchase price liabilities Cutanea Life Sciences, Inc.	€ 17,485	€ 0
Cutanea Life Sciences, Inc [Member] | Share Purchase Agreement [Member]
Statement Line Items [Line Items]
Receivables from related parties	12,825	0
Maruho [Member]
Statement Line Items [Line Items]
Revenue from research collaborations	162	91
Income from the reimbursement of restructuring expenses	5,522	0
Maruho [Member] | Research Co-operation [Member]
Statement Line Items [Line Items]
Receivables from related parties	€ 62	€ 0